Income Taxes - Reconciliation of effective tax rate (Details)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	403700.00%	600.00%	500.00%
Nondeductible or non-taxable items	11156900.00%	1300.00%	400.00%
Other temporary differences	(8406100.00%)	(1400.00%)	1800.00%
Change in valuation allowance	19162700.00%	2900.00%	(300.00%)
Effective tax rate